Business combinations	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about business combination [abstract]
Business combinations	Business combinationsVend
On April 16, 2021, the Company acquired all of the outstanding shares of Vend, a cloud-based retail management software company based in Auckland, New Zealand. The fair value of consideration of $371,869 consisted of $192,020 cash paid on the closing date, net of cash acquired, and 2,692,277 Common Shares, at a fair value of $66.89 per share, which is based on the quoted price of the Common Shares on the NYSE on the closing date.
Transaction costs relating to due diligence fees, legal costs, accounting fees, advisory fees and other professional fees for the fiscal year ended March 31, 2021 amounting to $1,151 were incurred in relation to the acquisition, and $319 were incurred for the fiscal year ended March 31, 2022. These amounts have been included in general and administrative expenses in the Company's consolidated statements of loss and comprehensive loss.
The results of operations of Vend have been consolidated with those of the Company as at April 16, 2021. The acquisition has been accounted for as a business combination in accordance with IFRS 3, Business Combinations, using the acquisition method whereby the net assets acquired and the liabilities assumed are recorded at fair value. The purchase price allocation was based on management’s best estimates of the fair values of Vend’s assets and liabilities as at April 16, 2021.
The following table summarizes the allocations of the consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Current assets	$
Cash and cash equivalents	12,753
Trade receivables and other assets	3,878

Total current assets	16,631

Property and equipment	868
Goodwill	293,664
Customer relationships	48,300
Software technology	43,700
Other long-term assets	437

Total assets	403,600

Current liabilities
Accounts payable and accrued liabilities	4,241
Deferred revenue	5,961

Total current liabilities	10,202

Deferred tax liability	8,776

Total liabilities	18,978

Fair value of net assets acquired	384,622
Less: Cash acquired	12,753

Fair value of net assets acquired, less cash acquired	371,869

Paid in Common Shares of the Company	180,086
Paid in cash	192,020
Receivable from Vend (already received)	(237)

Fair value of consideration transferred	371,869
The goodwill related to the acquisition of Vend is composed of the benefits of increasing our strategic position by expanding our market presence, expected synergies in utilizing Vend technology in the Company’s product offerings, and integrating an assembled workforce that does not qualify for separate recognition. The goodwill is not deductible for tax purposes.
The customer relationships of Vend and the software technology acquired are amortized on a straight-line basis over their estimated useful life of 6 years and 5 years, respectively.
Right-of-use assets and lease liabilities of $2,761 were recorded by Lightspeed on the acquisition date of Vend.
NuORDER

On July 1, 2021, the Company acquired all of the outstanding shares of NuORDER, the provider of a digital platform that connects businesses and suppliers. The fair value of consideration transferred of $384,053 consisted of $207,118 cash paid on the closing date, net of cash acquired, and 2,143,393 Common Shares, at a fair value of $84.16 per share at the closing date, which is based on the quoted price of the Common Shares on the NYSE on the closing date. The issuance of an additional 500,629 Common Shares, at a fair value of $84.16 per share, is payable through July 2024 to certain employees contingent on continued employment of those employees and is accounted for as acquisition-related compensation expense.
Transaction costs relating to due diligence fees, legal costs, accounting fees and other professional fees for the fiscal year ended March 31, 2022 amounting to $1,662 were incurred in relation to the acquisition. These amounts have been included in general and administrative expenses in the Company's consolidated statements of loss and comprehensive loss.
The results of operations of NuORDER have been consolidated with those of the Company as at July 1, 2021. The acquisition has been accounted for as a business combination in accordance with IFRS 3, Business Combinations, using the acquisition method whereby the net assets acquired and the liabilities assumed are recorded at fair value. The preliminary purchase price allocation was based on management’s best estimates of the fair values of NuORDER's assets and liabilities as at the acquisition date.
The following table summarizes the preliminary allocations of the consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Current assets	$
Cash and cash equivalents	32,698
Accounts receivable and other assets	3,379

Total current assets	36,077

Property and equipment	310
Goodwill	300,516
Customer relationships	56,500
Software technology	48,200
Other long-term assets	598

Total assets	442,201

Current liabilities
Accounts payable and accrued liabilities	5,080
Deferred revenue	6,737

Total current liabilities	11,817

Deferred revenue	379
Other long-term liabilities	249
Deferred tax liability	13,005

Total liabilities	25,450

Fair value of net assets acquired	416,751
Less: Cash acquired	32,698

Fair value of net assets acquired, less cash acquired	384,053

Paid in Common Shares of the Company	180,388
Paid in cash	207,118
Receivable from NuORDER (already partially received)	(3,453)

Fair value of consideration transferred	384,053
The goodwill related to the acquisition of NuORDER is composed of the expected synergies in utilizing NuORDER technology in the Company’s product offerings, the benefits of increasing our strategic position by expanding our market presence, and integrating an assembled workforce that does not qualify for separate recognition. The goodwill is not deductible for tax purposes.
The customer relationships of NuORDER and the software technology acquired are amortized on a straight-line basis over their estimated useful life of 6 years and 5 years, respectively.
Right-of-use assets and lease liabilities of $2,399 were recorded by Lightspeed on the acquisition date of NuORDER.
The allocation of the purchase price to assets acquired and liabilities assumed was based upon a preliminary valuation for all items and may be subject to adjustment during the 12-month measurement period following the acquisition date given that the assessment of the fair value of the intangible assets, goodwill, acquired assets, and assumed liabilities is still ongoing.
Ecwid

On October 1, 2021, the Company acquired all of the outstanding shares of Ecwid, a California-based global eCommerce platform provider. The fair value of consideration transferred that was not contingent on the continued services of certain Ecwid personnel of $595,260 consisted of $161,922 cash paid on the closing date, net of cash acquired, and the issuance at closing of 4,471,586 Common Shares, at a fair value of $98.18 per share at the closing date, which is based on the quoted price of the Common Shares on the NYSE on the closing date.
The Company also issued 371,088 Common Shares at closing, at a fair value of $98.18 per share, to certain Ecwid personnel, which Common Shares are subject to a right of buyback for nominal consideration in favour of the Company contingent on the continued services of such personnel over the next two years and are accounted for as acquisition-related compensation expense. An additional $12,805 in deferred cash consideration is payable, along with the future issuance of 41,410 Common Shares, at a fair value of $98.18 per share, to certain Ecwid personnel, which deferred cash consideration and Common Shares are also contingent on the continued services of such personnel over the next two years and are accounted for as acquisition-related compensation expense. In addition, a total of 49,875 restricted share units, at a fair value of $98.18 per restricted share unit, were granted to certain Ecwid personnel as acquisition consideration contingent on the continued services of such personnel over the next two years and were also accounted for as acquisition-related compensation expense.
Transaction costs relating to due diligence fees, legal costs, accounting fees and other professional fees for the fiscal year ended March 31, 2022 amounting to $3,278 were incurred in relation to the acquisition. These amounts have been included in general and administrative expenses in the Company's consolidated statements of loss and comprehensive loss.
The results of operations of Ecwid have been consolidated with those of the Company as at October 1, 2021. The acquisition has been accounted for as a business combination in accordance with IFRS 3, Business Combinations, using the acquisition method whereby the net assets acquired and the liabilities assumed are recorded at fair value. The preliminary purchase price allocation was based on management’s best estimates of the fair values of Ecwid's assets and liabilities as at October 1, 2021.
The following table summarizes the preliminary allocations of the consideration paid and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date:

Current assets	$
Cash and cash equivalents	9,261
Trade receivables and other assets	4,092

Total current assets	13,353

Property and equipment	525
Goodwill	543,160
Customer relationships	22,800
Software technology	49,300
Other long-term assets	168

Total assets	629,306

Current liabilities
Accounts payable and accrued liabilities	3,715
Income tax payables	5,527
Deferred revenue	3,774

Total current liabilities	13,016

Deferred tax liability	11,769

Total liabilities	24,785

Fair value of net assets acquired	604,521
Less: Cash acquired	9,261

Fair value of net assets acquired, less cash acquired	595,260

Paid in Common Shares of the Company	439,020
Paid in cash	161,922
Receivable from Ecwid (already partially received)	(5,682)

Fair value of consideration transferred	595,260
The goodwill related to the acquisition of Ecwid is composed of the expected synergies in utilizing Ecwid technology in the Company’s product offerings, the benefits of increasing our strategic position by expanding our market presence, and integrating an assembled workforce that does not qualify for separate recognition. The goodwill is not deductible for tax purposes.
The customer relationships of Ecwid and the software technology acquired are amortized on a straight-line basis over their estimated useful life of 5 years.
As part of the acquisition, the Company negotiated indemnifications for the income tax payables and certain other liabilities assumed on acquisition totaling $5,660. The indemnification asset for these amounts are included in the receivable from Ecwid.
The allocation of the purchase price to assets acquired and liabilities assumed was based upon a preliminary valuation for all items and may be subject to adjustment during the 12-month measurement period following the acquisition date given that the assessment of the fair value of the intangible assets, goodwill, acquired assets, and assumed liabilities is still ongoing.
The amounts of revenues contributed by Vend, NuORDER and Ecwid from the dates of acquisition and included in the Company's consolidated statements of loss and comprehensive loss for the fiscal year ended March 31, 2022 is $76,107.
The purchase price allocations of ShopKeep and Upserve were finalized during the fiscal year ended March 31, 2022.